CONVERTIBLE NOTE RECEIVABLE - Additional Information (Details) - USD ($)		3 Months Ended
	Mar. 14, 2025	Mar. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payments under convertible note receivable		$ (150,000)
SYME Strategic Investment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate purchase price in cash	$ 5,150,000
Percentage of annual interest rate on notes	14.33%
Notes basis spread on variable rate	10.00%
Fixed conversion rate	$ 0.00003
Exercise price	$ 0.000039
SYME Strategic Investment [Member] | Convertible Note Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Funded under convertible note receivable		150,000
Initial fair value of convertible note receivable		260,000
Payments to acquire convertible notes receivable		$ 150,000